Operating segments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [Line Items]
Total segment revenue	₩ 60,033,062	₩ 59,335,889	₩ 59,763,087
Intersegment revenue	0	0	0
Revenue from external customers	60,033,062	59,335,889	59,763,087
Depreciation and amortisation	10,024,794	9,773,711	8,960,988
Interest income	223,767	206,143	241,778
Interest expense	1,868,458	1,789,552	1,752,868
Employee benefit expense	360,575	391,360	373,753
Loss on abandonment of property, plant and equipment	481,176	424,091	426,519
Increase in provisions, net	1,056,994	1,690,120	1,782,732
Operating profit (loss)	(685,109)	5,319,869	12,296,360
Finance income	796,870	1,530,618	791,543
Finance expense	(2,470,743)	(3,127,952)	(2,437,087)
Profit (loss) related to associates and joint ventures	358,163	(108,317)	(137,348)
Profit (loss) before income tax	(2,000,819)	3,614,218	10,513,468
Segment assets	185,249,061	181,788,915	177,837,042
Investments in associates and joint ventures	5,878,345	5,330,696	5,510,448
Acquisition of non-current assets	12,377,457	12,679,845	12,153,211
Segment liabilities	114,156,299	108,824,274	104,786,497
Operating segments
Disclosure of operating segments [Line Items]
Total segment revenue	97,262,180	94,974,836	95,611,310
Intersegment revenue	37,229,118	35,638,947	35,848,223
Revenue from external customers	60,033,062	59,335,889	59,763,087
Depreciation and amortisation	10,081,743	9,833,297	9,006,486
Interest income	268,043	230,685	264,764
Interest expense	1,912,094	1,818,399	1,778,479
Employee benefit expense	391,055	421,827	400,072
Loss on abandonment of property, plant and equipment	481,176	424,091	426,519
Increase in provisions, net	1,049,005	2,076,867	1,785,741
Operating profit (loss)	(557,368)	5,152,814	12,543,173
Profit (loss) related to associates and joint ventures	358,163	(108,317)	(137,348)
Segment assets	223,823,428	220,561,693	216,061,727
Investments in associates and joint ventures	5,878,345	5,330,696	5,510,448
Acquisition of non-current assets	12,440,174	12,656,229	12,345,112
Segment liabilities	115,812,546	110,538,279	107,405,716
Operating segments | Transmission and distribution
Disclosure of operating segments [Line Items]
Total segment revenue	59,676,952	59,486,766	59,862,284
Intersegment revenue	1,393,120	2,044,160	1,890,489
Revenue from external customers	58,283,832	57,442,606	57,971,795
Depreciation and amortisation	3,555,158	3,466,410	3,226,700
Interest income	77,925	49,987	80,882
Interest expense	708,329	737,971	844,200
Employee benefit expense	144,180	158,738	162,326
Loss on abandonment of property, plant and equipment	424,774	384,595	424,356
Increase in provisions, net	580,931	885,195	711,430
Operating profit (loss)	(1,814,363)	1,902,634	5,274,308
Profit (loss) related to associates and joint ventures	287,268	(105,166)	(128,402)
Segment assets	107,486,379	106,540,154	105,321,129
Investments in associates and joint ventures	3,671,897	3,366,309	4,121,462
Acquisition of non-current assets	6,323,504	6,606,512	6,345,004
Segment liabilities	53,404,610	50,757,798	49,854,420
Operating segments | Electric power generation (Nuclear)
Disclosure of operating segments [Line Items]
Total segment revenue	8,858,717	9,415,752	11,168,579
Intersegment revenue	8,833,787	9,359,468	11,129,385
Revenue from external customers	24,930	56,284	39,194
Depreciation and amortisation	3,088,019	3,267,510	3,130,820
Interest income	30,422	21,034	33,111
Interest expense	503,161	487,503	474,590
Employee benefit expense	76,467	80,809	70,582
Loss on abandonment of property, plant and equipment	38,886	0	0
Increase in provisions, net	520,167	801,800	576,223
Operating profit (loss)	357,401	1,347,794	3,770,165
Profit (loss) related to associates and joint ventures	9,946	3,637	(1,082)
Segment assets	55,792,704	55,011,096	52,782,915
Investments in associates and joint ventures	43,038	11,843	15,384
Acquisition of non-current assets	2,187,077	2,083,967	1,945,610
Segment liabilities	30,484,104	29,252,816	27,366,938
Operating segments | Electric power generation (Non-nuclear)
Disclosure of operating segments [Line Items]
Total segment revenue	25,204,085	22,795,816	21,394,223
Intersegment revenue	24,389,816	21,885,251	20,561,044
Revenue from external customers	814,269	910,565	833,179
Depreciation and amortisation	3,269,023	2,954,375	2,523,306
Interest income	29,313	18,860	24,171
Interest expense	577,441	486,176	359,607
Employee benefit expense	91,140	94,075	79,846
Loss on abandonment of property, plant and equipment	17,516	39,335	2,133
Increase in provisions, net	(227,234)	171,457	276,619
Operating profit (loss)	482,418	1,523,497	3,211,684
Profit (loss) related to associates and joint ventures	58,993	(6,718)	(8,342)
Segment assets	49,296,392	47,938,084	47,427,642
Investments in associates and joint ventures	2,114,203	1,904,224	1,320,203
Acquisition of non-current assets	3,435,222	3,250,524	3,508,313
Segment liabilities	27,558,156	26,337,295	26,205,049
Operating segments | Plant maintenance & engineering service
Disclosure of operating segments [Line Items]
Total segment revenue	2,526,126	2,621,440	2,618,388
Intersegment revenue	2,170,959	2,211,716	2,190,207
Revenue from external customers	355,167	409,724	428,181
Depreciation and amortisation	114,030	109,001	98,843
Interest income	12,505	10,801	10,672
Interest expense	4,126	2,967	2,156
Employee benefit expense	77,526	87,344	86,268
Loss on abandonment of property, plant and equipment	0	161	0
Increase in provisions, net	174,785	219,382	221,301
Operating profit (loss)	314,755	265,593	210,680
Profit (loss) related to associates and joint ventures	1,956	(70)	478
Segment assets	3,431,068	3,273,959	3,106,909
Investments in associates and joint ventures	49,207	48,320	53,399
Acquisition of non-current assets	111,393	145,779	180,715
Segment liabilities	1,200,390	1,176,627	1,218,047
Operating segments | Others
Disclosure of operating segments [Line Items]
Total segment revenue	996,300	655,062	567,836
Intersegment revenue	441,436	138,352	77,098
Revenue from external customers	554,864	516,710	490,738
Depreciation and amortisation	55,513	36,001	26,817
Interest income	117,878	130,003	115,928
Interest expense	119,037	103,782	97,926
Employee benefit expense	1,742	861	1,050
Loss on abandonment of property, plant and equipment	0	0	30
Increase in provisions, net	356	(967)	168
Operating profit (loss)	102,421	113,296	76,336
Profit (loss) related to associates and joint ventures	0	0	0
Segment assets	7,816,885	7,798,400	7,423,132
Investments in associates and joint ventures	0	0	0
Acquisition of non-current assets	382,978	569,447	365,470
Segment liabilities	3,165,286	3,013,743	2,761,262
Material reconciling items
Disclosure of operating segments [Line Items]
Total segment revenue	(37,229,118)	(35,638,947)	(35,848,223)
Intersegment revenue	(37,229,118)	(35,638,947)	(35,848,223)
Depreciation and amortisation	(56,949)	(59,586)	(45,498)
Interest income	(44,276)	(24,542)	(22,986)
Interest expense	(43,636)	(28,847)	(25,611)
Employee benefit expense	(30,480)	(30,467)	(26,319)
Increase in provisions, net	7,989	(386,747)	(3,009)
Operating profit (loss)	(127,741)	167,055	(246,813)
Segment assets	(38,574,367)	(38,772,778)	(38,224,685)
Investments in associates and joint ventures	0	0	0
Acquisition of non-current assets	(62,717)	23,616	(191,901)
Segment liabilities	(1,656,247)	(1,714,005)	₩ (2,619,219)
Elimination of intersegment amounts
Disclosure of operating segments [Line Items]
Segment assets	(41,026,970)	(39,517,829)
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	(62,717)	23,616
Segment liabilities	(5,055,737)	(5,239,156)
Equity method adjustment
Disclosure of operating segments [Line Items]
Segment assets	964,234	754,314
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	0	0
Segment liabilities	0	0
Deferred taxes
Disclosure of operating segments [Line Items]
Segment assets	2,131	2,215
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	0	0
Segment liabilities	(621)	5,339,450
Others
Disclosure of operating segments [Line Items]
Segment assets	1,486,238	(11,478)
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	0	0
Segment liabilities	₩ 3,400,111	₩ (1,814,299)